Intangible assets - Other intangible assets - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets - Other intangible assets
Other intangible assets	$ 7,677	$ 6,873
Intangible assets with restricted title or pledged as security for liabilities	0	0
Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	22,264	19,237	$ 16,989
Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (14,587)	$ (12,364)
IT developments
Intangible assets - Other intangible assets
Estimated useful life	3 years	3 years
Other intangible assets	$ 7,640	$ 6,826
IT developments | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	22,176	19,149
IT developments | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (14,536)	$ (12,323)
Other intangibles
Intangible assets - Other intangible assets
Estimated useful life	10 years	10 years
Other intangible assets	$ 37	$ 47
Other intangibles | Gross carrying amount
Intangible assets - Other intangible assets
Other intangible assets	88	88
Other intangibles | Accumulated depreciation and amortization
Intangible assets - Other intangible assets
Other intangible assets	$ (51)	$ (41)